Related Party Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Oct. 31, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Ownership interest	5.00%
Percentage on crew management fee	2.00%
Severance costs | $	$ 20,000
BW Altor
Disclosure of transactions between related parties [line items]
Ownership interest	19.57%
Amount paid | €		€ 85,000
Scorpio Holdings
Disclosure of transactions between related parties [line items]
Ownership interest	12.09%
Swire pacific
Disclosure of transactions between related parties [line items]
Ownership interest	8.51%